UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Twele Capital Management, Inc.
Address: 5601 Smetana Drive
         Suite #707
         Minnetonka, MN  55343

13F File Number:  028-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maressia Twele
Title:     Chief Financial Officer
Phone:     952-807-5095

Signature, Place, and Date of Signing:

  /s/ Maressia Twele     Minnetonka, MN     April 05, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:    $282,036 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291      340     5941 SH       SOLE                        0        0     5941
CLAYMORE EXCHANGE-TRD FD TR    GUGG CHINA ALLCP 18385P101      889    36976 SH       SOLE                    36751        0      225
DELAWARE INV MN MUN INC FD I   COM              24610V103      202    12945 SH       SOLE                        0        0    12945
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107     1722    52337 SH       SOLE                    52000        0      337
ISHARES TR                     DJ SEL DIV INX   464287168    12216   192678 SH       SOLE                   155450        0    37228
ISHARES TR                     FTSE CHINA25 IDX 464287184     2129    57648 SH       SOLE                    46900        0    10748
ISHARES TR                     CORE S&P500 ETF  464287200     5033    31983 SH       SOLE                    24250        0     7733
ISHARES TR                     CORE TOTUSBD ETF 464287226    21985   198550 SH       SOLE                   192342        0     6208
ISHARES TR                     MSCI EMERG MKT   464287234     2361    55212 SH       SOLE                    44950        0    10262
ISHARES TR                     IBOXX INV CPBD   464287242     1131     9434 SH       SOLE                        0        0     9434
ISHARES TR                     BARCLYS 1-3 YR   464287457     1444    17097 SH       SOLE                    16922        0      175
ISHARES TR                     MSCI EAFE INDEX  464287465     4414    74845 SH       SOLE                    57100        0    17745
ISHARES TR                     CORE S&P MCP ETF 464287507     8429    73254 SH       SOLE                    57700        0    15554
ISHARES TR                     COHEN&ST RLTY    464287564     6162    74731 SH       SOLE                    67600        0     7131
ISHARES TR                     RUSSELL1000VAL   464287598     4383    53995 SH       SOLE                    47570        0     6425
ISHARES TR                     RUSSELL1000GRW   464287614     4447    62308 SH       SOLE                    55500        0     6808
ISHARES TR                     RUSL 2000 VALU   464287630      240     2858 SH       SOLE                        0        0     2858
ISHARES TR                     CORE S&P SCP ETF 464287804     7697    88408 SH       SOLE                    75600        0    12808
ISHARES TR                     S&P CITINT TBD   464288117      758     7600 SH       SOLE                     7600        0        0
ISHARES TR                     S&PCITI1-3YRTB   464288125      532     5700 SH       SOLE                     5700        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414      971     8810 SH       SOLE                        0        0     8810
ISHARES TR                     S&P DEV EX-US    464288422     1228    32293 SH       SOLE                    22000        0    10293
ISHARES TR                     HIGH YLD CORP    464288513    20106   213095 SH       SOLE                   192370        0    20725
ISHARES TR                     BARCLYS 3-7 YR   464288661     1531    12400 SH       SOLE                    12400        0        0
ISHARES TR                     US PFD STK IDX   464288687     4806   118597 SH       SOLE                    93611        0    24986
ISHARES TR                     RSSL MCRCP IDX   464288869     3964    67572 SH       SOLE                    56300        0    11272
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     3732   107481 SH       SOLE                    62687        0    44794
PIMCO ETF TR                   1-5 US TIP IDX   72201R205    14272   262984 SH       SOLE                   242769        0    20215
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583      981    14000 SH       SOLE                    14000        0        0
POWERSHARES GLOBAL ETF TRUST   FDM HG YLD RAFI  73936T557     7025   362864 SH       SOLE                   345766        0    17098
POWERSHARES INDIA ETF TR       INDIA PORT       73935L100      886    49100 SH       SOLE                    49100        0        0
REVENUESHARES ETF TR           LARGECAP FD      761396100      610    20000 SH       SOLE                    20000        0        0
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106     3871    64900 SH       SOLE                    61800        0     3100
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     2364    92524 SH       SOLE                    90600        0     1924
SCHWAB STRATEGIC TR            INTRM TRM TRES   808524854     3322    61320 SH       SOLE                    56205        0     5115
SCHWAB STRATEGIC TR            SHT TM US TRES   808524862     4196    83030 SH       SOLE                    77600        0     5430
SPDR INDEX SHS FDS             S&P EM MKT DIV   78463X533      835    18500 SH       SOLE                    18500        0        0
SPDR INDEX SHS FDS             S&P INTL ETF     78463X772      581    11960 SH       SOLE                    10800        0     1160
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     2863    48942 SH       SOLE                    46000        0     2942
SPDR SERIES TRUST              BRCLYS AGG ETF   78464A649     2286    39200 SH       SOLE                    39200        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    35176   420567 SH       SOLE                   409607        0    10960
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413     7877   109947 SH       SOLE                   108700        0     1247
VANGUARD INDEX FDS             MID CAP ETF      922908629     7352    79145 SH       SOLE                    70800        0     8345
VANGUARD INDEX FDS             GROWTH ETF       922908736     2295    29610 SH       SOLE                    25100        0     4510
VANGUARD INDEX FDS             VALUE ETF        922908744     1401    21382 SH       SOLE                    16300        0     5082
VANGUARD INDEX FDS             SMALL CP ETF     922908751     7361    80761 SH       SOLE                    75850        0     4911
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858    16317   380401 SH       SOLE                   338110        0    42291
VANGUARD SCOTTSDALE FDS        SHRT TRM CORP BD 92206C409    13652   169934 SH       SOLE                   157414        0    12520
VANGUARD SCOTTSDALE FDS        LG-TERM COR BD   92206C813      463     5195 SH       SOLE                     3830        0     1365
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    13802   378852 SH       SOLE                   357650        0    21202
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     1670    30460 SH       SOLE                    25000        0     5460
VANGUARD WORLD FD              MEGA GRWTH IND   921910816     1249    20800 SH       SOLE                    20800        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     5226    84322 SH       SOLE                    79950        0     4372
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422     1251    69630 SH       SOLE                    68800        0      830